Credit Risk	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Credit Risk	Credit risk

Overview
Credit risk is the risk of financial loss due to the default or credit quality deterioration of a customer or counterparty to which we provided credit, or for whom we have assumed a financial obligation.
In this section, we describe our key credit risks, including our exposures in each of our business segments, and how we manage credit risk across the credit risk lifecycle. We discuss our ECL approach and the key inputs to our ECL model. We then analyse our key metrics, credit performance and forbearance.
Key metrics Stage 3 ratio of 1.18% (2024: 1.42%). Loss allowances of £812m (2024: £869m). Balance weighted average LTV of 65% (2024: 64%) on new mortgage lending.

OUR KEY CREDIT RISKS
Exposures (audited)
Exposures to credit risk arise in our business segments from:

Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages for
non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals, such
as loans, credit cards and overdrafts.
–Unsecured lending to businesses with
annual turnover up to £6.5m and simpler
borrowing needs such as loans, credit
cards and overdrafts.

–Financing for cars, vans, motorbikes and
leisure vehicles through Santander
Consumer (UK) plc (SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car Financial
Services UK Limited, we provide retail
point of sale customer finance and
wholesale finance facilities (stock
finance).

–Loans, overdrafts, treasury services,
invoice finance, trade and supplier
finance.
–We provide these to SMEs and mid-
sized corporates typically with annual
turnover up to £500m, Commercial Real
Estate and Social Housing customers.

–Asset and liability management of our
balance sheet.
–Exposures include financial institutions
(derivatives and other treasury
products), structured products, and
sovereign and supranational assets
chosen for diversification and liquidity.

CREDIT RISK MANAGEMENT
Our approach to credit risk
We manage our portfolios across the credit risk lifecycle, from formulating our risk strategy and planning, through assessment and origination, monitoring, arrears management and debt recovery. We make sure the actual risk profile of our exposures stays in line with our business plans and within our Risk Appetite. We tailor the way we manage risk to the type of product and regularly review our approach and refine it when we need to.
1. Risk strategy and planning (audited)
Relevant areas of the business work together to create our business plans. We consider our strategy, goals, and financial and technical resources alongside our
Risk Appetite. We focus on economic and market conditions and forecasts, regulations, conduct matters, profitability, returns and market share.
2. Assessment and origination (audited)
Managing credit risk begins with lending responsibly. That means only lending to customers who are committed to paying us back and can afford to. We take proportionate steps to assess whether a customer will be able to repay the money borrowed including under foreseeable changes in their circumstances. We do this by a series of initial affordability and credit risk assessments. When a customer applies, we assess the data they provide, plus data from credit reference agencies (for Retail & Business Banking and Consumer Finance) and performance on their other Santander UK accounts (if they have any) against our Credit
Policy.
Retail & Business Banking
In Mortgages, we assess affordability by reviewing the customer’s income and spending, their other credit commitments, and what would happen if interest rates went up. Many of our decisions are automated as we use data available to us. We tailor our process and application assessment based on the product.
More complex transactions often need greater manual assessment using our credit underwriters’ skill and experience.
In Everyday Banking, many of our decisions are automated. We assess affordability by reviewing the customer’s income and spending, including other credit commitments and adjusting for future inflation and expected interest rates. For Business Banking, we also consider business turnover and ongoing commitments including any personal drawings and existing credit obligations.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending to individuals	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Unsecured lending to businesses
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee under its Coronavirus Loan Schemes as collateral, covering 100% of losses for the Bounce Back Loan Scheme (BBLS).

Consumer Finance
In Consumer Finance, similar to Retail & Business Banking, many decisions are automated and we tailor the process to the product. Residual value risk is one of our top risks and these exposures are set using forward looking market data, at the level of vehicle derivative by age and anticipated mileage. This data is obtained from a third party.
Credit risk mitigation
The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

Corporate & Commercial Banking
In Corporate & Commercial Banking, we assign each customer a credit rating, using our internal rating scale (see ‘Credit quality’ in ‘Santander UK group level –
credit risk review’ section). To do this, we look at their financial history and trends in the economy, backed up by the expert judgement of a risk analyst. We review our internal ratings on a dynamic basis and at least once a year for those clients that are rated. We also assess the underlying risk of the transaction, taking account of any mitigating factors (see the tables below) and how it fits with our risk policies, limits and Risk Appetite.
Responsible lending, including climate change and the transition to a low carbon economy
As part of the Banco Santander group, we comply with the Equator Principles to factor social, ethical and environmental impacts into our risk analysis and decision making for qualifying financial transactions. We aim to support clients and economies in their transition to a low carbon economy, providing financial products and/or services to business activities that are environmentally and socially responsible. Our ESG policy sets out how we identify, assess, monitor and manage environmental and social risks and other climate change related activities in the Oil and Gas, Power Generation and Mining and Metals sectors and those arising from businesses engaged in soft commodities. Our ESG policy prohibits project-related financing for new coal-fired power plants (CFPP) worldwide and we will only work with new clients with CFPPs to provide specific financing for renewable energy projects. In line with Banco Santander's aim, by 2030 we will aim to eliminate all exposure to thermal coal mining and stop providing financial services to power generation clients with more than 10% of revenue from thermal coal.
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, we may take credit insurance over individual transactions, and at a portfolio level we execute significant risk transfer transactions, which typically also result in reducing RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we obtain an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate (CRE)
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan, and where appropriate, a bank representative visits the property. We also obtain an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

Corporate Centre
Credit risk mitigation
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, we may take credit insurance over individual transactions, and at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS) and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

3. Monitoring (audited)
We measure and monitor changes in our credit risk profile on a regular and systematic basis against our budgets, limits and benchmarks.
Credit concentrations
A core part of our monitoring and management is a focus on credit concentrations, such as the proportion of our lending that goes to specific borrowers, groups or industries. We set and monitor concentration limits in line with our Risk Appetite and review them on a regular basis.
–Geographical concentrations: We set exposure limits to countries and geographies, with reference to the country limits set by Banco Santander and our own
Risk Appetite. For more geographical information, see ‘Country risk exposures’.
–Industry concentrations: We also set exposure limits by industry sector. We set these limits based on the industry outlook, our strategic aims and desired level of concentration, and relevant limits set by Banco Santander. We analyse committed exposures in the ‘Credit risk review’ section that follows.
Retail & Business Banking
We use IT systems and data available to us to monitor accounts. The main parts are:
–Behavioural scoring: we use statistical models that help predict whether a customer will have problems repaying, based on how they use their accounts
–Credit reference agencies: we often use data from agencies on how the borrower is handling credit from other lenders in our behaviour scoring models
–Other Santander UK accounts: each month, we also look at how the customer uses their other accounts with us, so we can identify problems early.
Our day-to-day retail credit risk monitoring relies on a mix of performance measures as described above. However, changes in the wider UK economy also impact our Mortgages and Everyday Banking portfolios. As part of our day-to-day risk monitoring, we use a Retail Risk Playbook tolerance tool that monitors the most relevant macroeconomic variables to retail portfolio performance against our forecasts. If the economy deviates materially from our forecasts, we review our retail risk management policy and strategy.
We also ensure that portfolio quality remains within our Risk Appetite by measuring against trigger values for key risk profile and performance metrics.
For secured lending, our monitoring also takes account of changes in property prices. We estimate the property’s value every three months. In most cases, we use statistical models based on recent sales prices and valuations in that local area. Use of this model is subject to Model Risk Governance. Where a lack of data means the model’s valuation is not available, we use the original surveyor valuation with a House Price Index (HPI) adjustment as needed.
For unsecured lending with ongoing credit limits, i.e. credit cards and overdrafts, monitoring might lead us to raise or lower credit limits.
Consumer Finance
In Consumer Finance, we track customer accounts using IT systems and data tools. Alongside our relationship with the customer, we use data provided by credit reference agencies that shows how our customers manage their financial commitments. The Retail Risk framework ensures our portfolio stays within agreed limits. We review our residual value risk on a regular basis, which allows us to spot changes in market trends early.
Corporate & Commercial Banking and Corporate Centre
We regularly monitor and report our credit risk by portfolio, segment, industry, location and customer. We monitor detailed analyses of our credit exposures and risk trends each month.
We use a Watchlist for exposures subject to annual reviews to identify potential problem debt early. If a customer is on our Watchlist, it does not mean they have defaulted. It just means their probability of default has increased, such as they have breached a covenant or lost a major contract.
We classify Watchlist cases as:
–Proactive: for heightened monitoring. We monitor these cases more often and where appropriate may consider more collateral.
–Intensive/Specialised: for more serious cases. We may take steps to restructure debt including extending the term, taking more collateral, agreeing a lower credit limit, or seeking repayment of the loan through refinancing or other means.
We assess Watchlist cases for impairment as set out in the ‘Significant Increase in Credit Risk (SICR)’ section. When a customer is on the Proactive watchlist, we do not consider it has suffered a SICR for ECL purposes, so it remains in Stage 1 for our loss allowance calculations. When a customer is on the Intensive or
Specialised watchlist, we consider it has suffered a SICR and apply a lifetime ECL for our loss allowance calculations. Further measures are considered which include additional security, guarantees or equity available and the potential to enhance value by asset management.
In Corporate & Commercial Banking, as part of our annual reviews, for loans nearing maturity, we look at the prospect of refinancing the loan on current market terms and applicable credit policy. If this is unlikely, we put the case on our Watchlist. We manage exposures not subject to annual reviews, mainly high volume and low value cases, using early warning indicators including credit reference agency data, supported by teams of expert analysts.
In Corporate Centre, we typically monitor the credit quality of our exposures daily. We use internal and third-party data to detect any potential credit deterioration.
4. Arrears management (audited)
Retail & Business Banking and Consumer Finance
We use multiple strategies to manage arrears, starting as soon as the day after a missed payment. We also contact customers who are up to date but may be at risk of falling into arrears, offering support where needed. When a customer faces financial difficulties, we assess their situation to provide the most suitable help and ensure they can manage their agreement while in arrears. The level of support depends on the customer’s risk profile and individual circumstances, with solutions tailored to their needs.
Corporate & Commercial Banking and Corporate Centre
We identify problem debt by close monitoring, supported by our Watchlist process for exposures subject to annual review. We aim to identify warning signs early by monitoring customers’ financial and trading data, checking to see they do not breach covenants, and having regular dialogue with them. We tailor our strategy to the type of customer, their circumstances and the level of risk. We try to help our customers find their own way out of financial difficulty and agree on a plan that works for both parties. Where required, we engage and hand over to our Restructuring & Recoveries team serious cases. For exposures not subject to annual review, we have strategies to manage arrears that we can use as early as the day of the missed payment. If a case becomes urgent or requires specialist attention, and if it transfers to Stage 3, we transfer it to our Restructuring & Recoveries team.
For more, see the Forbearance section.
5. Debt recovery (audited)
Sometimes, even when we have taken all reasonable and responsible steps to manage arrears in our Financial Support area, they are not effective. If this happens, we may choose to end our agreement with the customer and try to recover the outstanding balance (with recourse to any associated collateral), or as much of it as we can.
Retail & Business Banking
In Mortgages and Everyday Banking, we may use a debt collection agency, sell the debt, or take the customer to court. For residential mortgages, we may repossess the property as a last resort or to protect it from damage or third-party claims. We make sure our estimated losses from repossessed properties are realistic by getting two independent valuations and the estimated selling costs, and using them in our loss allowances calculations. Where we repossess a property, we do not take ownership. We use agents to realise the value and settle the debt. Any surplus funds are returned to the borrower or dealt with in line with insolvency rules.
Consumer Finance
In Consumer Finance, the customer agreement is usually secured by a motor vehicle asset. We will seek to recover this asset if we are unable to rehabilitate the customer, or they remain in arrears with no contact. As in Retail & Business Banking, we may use a debt collection agency or specialist law firm to recover any remaining balance.
Corporate & Commercial Banking and Corporate Centre
Where we look for an exit, we aim to do this, if we can, by agreeing with the borrower that they will sell some or all their assets on a voluntary basis or agreeing to give them time to refinance their debt with another lender. Where we cannot reach an agreement, we consider recovery options. This can be through an insolvency proceeding, enforcing over any collateral or selling debt on the secondary market. We may also consider other legal action to recover what we are owed. If there is a shortfall, we write it off against our loss allowances. In very rare cases, we may act as mortgagee in possession of assets held as collateral against non-performing commercial lending. In such cases, we carry the assets on our balance sheet and classify them in line with our accounting policies.
Loan modifications (audited)
We sometimes change the terms of a loan when a customer gets into financial difficulty (this is known as forbearance), or for other commercial reasons.
Forbearance (audited)
We can change the terms of a customer's loan, temporarily or permanently, to help them through temporary periods of difficulty so they can get back on to sustainable terms. We assess what we offer to make sure the customer can afford it. Forbearance improves our customer relationships and we review our approach regularly to make sure it is still effective.
We try to offer forbearance before a customer defaults. In few cases, we also help a customer more than once. This can happen if the plan to repay their debt does not work and we have to draw up another one. When this happens more than once in a year, or more than three times in five years, we call it multiple forbearance. We only use foreclosure or repossession as a last resort.
The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is in arrears or up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms. In selected instances, we may offer term extensions for interest only loans that are past the point of product maturity. This will typically be where no viable repayment solution has been identified for the outstanding capital balance, and legal enforcement activity is not deemed to be appropriate to the customer's circumstances.

Interest-only
Historical conversions to interest-only repayment plans due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail mortgage customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited, although these are not classed as forbearance. We may combine this help with term extensions and, in the past, interest-only concessions. In certain exceptional cases, we may offer interest rate concessions. We may agree an arrangement to pay less than the Contractual Monthly Payment (including zero) for a short period of time where they are experiencing temporary financial difficulties, or to pay more than the Contractual Monthly Payment in order to pay back accrued arrears.
For credit card and bank account customers, we may agree to suspend fees and/or interest for a short period of time where they are experiencing temporary financial difficulties. A refinance of a personal loan over a longer term to reduce the contractual monthly payment may be agreed, where a customer is showing signs of financial difficulties. The interest rate remains the same, or the closest lower rate available.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

When we agree forbearance, we consider the account has suffered a SICR, as we explain in the ‘Significant Increase in Credit Risk (SICR)’ section later on, and we classify it as Stage 2 or 3. Non-performing forborne accounts will be classified as Stage 3 and performing forborne accounts as Stage 2. All forborne accounts will be minimum Stage 2 unless the account is deemed unlikely to pay, involves forgiving fees and interest or debt, or is being granted multiple forbearances. In these cases it will be Stage 3. A loan moves out of forbearance once the exit criteria below are met. We monitor the performance of all forborne loans.
Exit from forbearance criteria

	Exit from	Conditions to be met
Cure	Non-performing to Performing / Stage 3 to Stage 2	For an account classified as non-performing forbearance/Stage 3 to exit, all the following conditions must be met:
–If the account was classed as Stage 3 due to being more than 90 days past due, then the account should be 90 days or less past due
–If the account was classed as Stage 3 due to being unlikely to pay, then the account should no longer be deemed unlikely to pay
–The customer has no other material default debt with us more than 90 days past due.
–Account has exited its forbearance trigger for 12 consecutive months
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met
	Performing forbearance to Non- Forborne / Stage 2 to Stage 1	For an account classified as forbearance/Stage 2 to exit, all the following conditions must be met:
–The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears
–The account no longer triggers SICR
–The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy
If a borrower fails to meet the post forbearance contractual obligations during probation, the loan is re-classified as non-performing and Stage 3 and the probation period is reset.
Other forms of debt management and modifications
Retail & Business Banking
For mortgage customers we can offer other modifications (Contract Variations) at the customer's request that are not motivated by financial difficulty. These modifications are not classified as forbearance. Within Mortgages and Everyday Banking, we do not classify insolvency solutions for any unsecured retail customers as forbearance and this is in line with industry guidelines.
Consumer Finance
We do not classify insolvency solutions for any unsecured retail customers as forbearance. This is in line with industry guidelines.
Corporate & Commercial Banking and Corporate Centre
When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Risk measurement and control
We measure and control credit risk at all stages across the credit risk lifecycle. We have a range of tools, processes and approaches.
Retail & Business Banking and Consumer Finance
These businesses involve managing large numbers of accounts, so they produce a significant amount of data. This allows us to take a more analytical and data intense approach to measuring risk. This is reflected in the wide range of statistical models we use across the credit risk lifecycle. We use:
–Risk strategy and planning: econometric models
–Assessment and origination: application scorecards, and attrition, pricing, loss allowance and capital models
–Monitoring: behavioural scorecards and profitability models
–Arrears management: models to estimate the proportion of cases that will result in possession (known as roll rates)
–Debt recovery: recovery models.
We assess and review our loss allowances regularly. We look at factors such as the cash flow available to service debt. We also use an agency to value any property collateral.
Corporate & Commercial Banking and Corporate Centre
We measure the credit risk on treasury products by adding their potential future exposure to market movements over their lives to their fair value. Then we add it to any other exposure and measure the total against our credit limits for each client. We assess our loss allowances regularly by looking at factors such as the cash flow available to service debt and the value of collateral based on third-party professional valuations.
Key metrics (audited)
We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which Stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages, including monitoring of coverage ratios for each Stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL) (unaudited)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of the Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.

We also assess risks from other perspectives, such as geography, business area, product and process to identify areas to focus on. We also use stress testing to establish vulnerabilities to economic deterioration. Our business segments tailor their approach to credit risk to their customers, as we explain later on.
Recognising ECL (audited)
The ECL approach estimates the credit losses arising from defaults in the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since the origination date. Our ECL approach for portfolio assessments uses models that consider forward-looking data on economic scenarios, including a range of possible outcomes, which are unbiased and probability-weighted to reflect the risk of a loss being incurred even when it is unlikely. In some cases, we need to apply Judgemental Adjustments (JAs) to our model outputs. We use internal credit ratings for corporate borrowers and individually assessed corporate exposures.
Critical judgements and accounting estimates applied in calculating ECL (audited)
The application of the ECL impairment methodology for calculating credit impairment allowances is susceptible to change from period to period. The methodology requires management to make judgemental assumptions in determining the estimates.
For more on our approach to making critical judgements and accounting estimates applied in calculating ECL, see 'Critical judgements and accounting estimates'
Note 1 to the Consolidated Financial Statements.
Multiple economic scenarios and probability weights (audited)
For all our portfolios, we use forward-looking economic scenarios. Our scenarios consist of a central base case, one upside scenario and two downside scenarios.
We use these scenarios to reflect a wide range of possible outcomes for the UK economy.
Our forecasting approach
We derive our scenarios in part by using a set of parameters in GDP fan charts published by the Office for Budget Responsibility (OBR). These fan charts reflect the probability distribution of a deviation from the OBR’s central forecast to show the uncertainty about the outcome of a variable, in this case GDP.
Once we have established the GDP paths for each scenario, we run them through the Oxford Global Economic Model (OGEM) to derive the other macroeconomic variables, such as unemployment and house prices. These variables are the product of the GDP growth paths we have forecast and the output of the OGEM for these growth paths. We then review them to ensure consistency with the narrative of each scenario and so changes to the variables may be needed in some cases.
We then impose a Bank Rate profile for each scenario using expert judgement with the base case as the starting point and then adjusting this for each of the other scenarios based on the narratives. We produce a range of Bank Rate profiles to reflect a range of possible outcomes the Bank of England may follow depending on how it sees the trade-off between growth and inflation evolving over the forecast period. For example, this might consist of higher rates initially in response to inflationary concerns followed by lower rates as inflation falls towards target, and that this may be sharper in the event of a deep recession.
We update the baseline in our economic scenarios at least twice a year in line with our annual budgeting and three-year planning processes, or sooner if there is a material change in current or expected economic conditions. We refresh all our economic scenarios quarterly to reflect the latest data and OBR fan charts if these changed, which are then reviewed and approved by the Credit Risk Provisions Forum (CRPF). The CRPF also assesses the probability weights at least once a quarter.
We do not use consensus forecasts as inputs to our models, but we do compare the outputs of our models against consensus views for the base case, to make sure that we understand any significant differences and address them where needed. At 31 December 2025, there were no significant differences between our base case forecasts and the consensus views.
In 2025, as in previous years, we undertook a further peer benchmarking analysis of the economic scenarios, which for Q4-25 included the mean weighted analysis for a selection of economic variables, including GDP, unemployment rate and HPI and CRE. This meant that we could compare our weighted scenarios against the average of our peers to understand what differences there may be. The analysis demonstrated that our economic scenarios were in line with our peers.
In 2025, we also considered any likely impact from climate risk on our forecasting approach and concluded that no adjustment to the multiple economic scenarios for climate risk was required. This is because climate change effects are generally regarded to be relevant over a longer timeframe than our forecast period of five years.
Our use of four different scenarios is designed to reflect different possible outcomes to the base case, highlighting the upside and downside risks associated with the central scenario.
Our forecasting period for GDP is five years and we use the OGEM 25 year model for the outer years, post five year forecast. As part of this, we set a floor on the unemployment rate at 4% to ensure that the long-term view is near to the Non-Accelerating Inflation Rate of Unemployment set out by the Bank of England in its
annual supply side review.
Key changes to our forecasting approach in 2025
In 2025, there were no major changes to our forecasting approach. We incorporated the OBR's March 2025 fan chart parameters to generate the GDP paths
(excluding the base case).
Base case
We review the scenarios and associated weights every quarter to ensure they appropriately reflect the current economic circumstances and UK Government policy which is subject to change.
In summary, the outlook for the UK economy has GDP growth rising over the forecast period. As inflation gradually returns to the target rate, further Bank Rate cuts should support a recovery in business and consumer confidence. However, downside risks to the outlook remain particularly around geopolitical tensions and potential productivity gains.

Base case key macroeconomic assumptions
GDP: The UK economy slowed in Q3-25 with growth of 0.1% quarter-on-quarter. It was always likely that a slow-down from the above average quarterly growth rates of H1-25 would happen, but with weak PMIs as well there is a concern that the economy will stagnate in Q4-25. However, Q3-25 GDP did see a slight improvement in household spending while business investment posted a solid gain, as such we would expect that post-Budget growth will pick up, although some underlying weakness means the economy growing at levels similar to those experienced pre-pandemic, rather than the stronger growth needed to help repair the UK’s public finances. For 2026, we expect to see another year of positive growth, although slightly weaker than in 2025 as real wage growth eases and the pace of interest rate cuts slows. Over the longer term, the key issue for growth remains productivity and without a boost to this, growth will remain at the average pre-pandemic levels of 1.4%. It remains to be seen whether artificial intelligence (AI) or government policy can help to improve this.

Bank Rate: The Monetary Policy Committee (MPC) lowered Bank Rate four times in 2025 to 3.75%, in line with our expectations. Our base case assumes a further two rate cuts in
2026, taking Bank Rate to 3.25% by the end of the year, with no further reductions thereafter. The outlook for further interest rate cuts remains uncertain, with the MPC stating that decisions to lower Bank Rate further will be influenced by policymakers' views on how restrictive the current stance of monetary policy is.

House price growth: House prices grew marginally in 2025, helped in part by falling mortgage rates, despite some weakness towards the end of the year. House prices have proved resilient given the heightened levels of uncertainty experienced throughout the year. Lower inflation and interest rates coupled with the gradual improvement in affordability, and ongoing weakness in housing supply, is expected to ensure steady house price growth over the forecast period. We anticipate growth of c.2.5% year-on-year in 2026 with an annual house price growth of c.3% year-on-year growth for the rest of the forecast period.

Unemployment rate: Recent data for unemployment indicates there is a loosening of the labour market in response to higher employment costs. However, some caution needs to be taken as the unemployment data is still subject to problems with the ONS Labour Force Survey data. The unemployment rate has risen to over 5%, payroll numbers have fallen in most months over the past year and redundancies have risen too, all chiming with weakness seen across various survey data. In terms of the forecast, we expect the unemployment rate to remain elevated in the short term with businesses reporting pay pressures and squeezed margins as reasons for reducing headcounts. The unemployment rate then drops back to 4.3% by the end of the forecast period, broadly in line with Bank of England's prediction for the natural rate of unemployment which is, as growth recovers, businesses and consumer sentiment improves and CPI inflation remains at the target rate.

CRE price growth: After falling for seven quarters in a row, CRE prices stabilised in Q2-24 and have since risen in each of the five quarters through to Q3-25 as the sector continues to recover, after two years of falling prices. Cuts in Bank Rate have likely helped prices to rise and despite monthly increases slowing towards the end of 2025, we expect CRE price growth to stabilise throughout the forecast period around the 2% year-on-year mark.

In the medium-term, the projections assume that current demographic trends will continue, which could impact the UK’s growth potential. For instance, it is likely that the reduction in the UK workforce will continue and this will have a knock-on impact for the economy, particularly if there are shortages of skilled workers in particular sectors. The same can be said for current productivity trends, although there is potential for AI to improve growth towards the end of the decade.
However, our assumption of the average annual growth of c.1.5% for our medium-term forecasts is in line with the OBR’s latest estimate of the UK’s long run average growth rate.
Key changes to our base case in 2025
For our base case, key changes were stronger GDP growth compared to 2024; higher unemployment exacerbated by the higher costs of employment businesses have experienced since the 2024 Autumn Budget; lower house price growth which was affected by uncertainty and the Stamp Duty Land Tax change. Risks to the base case remain with potential for rising geopolitical risks affecting the UK economy. Base case was updated to reflect back data changes to GDP pushing up growth. We anticipate a modest rise in unemployment as firms adjust to the higher cost of employment.
Other scenarios
Based on this revised base case, we reviewed our suite of scenarios to ensure that they capture the wide range of potential outcomes for the UK economy.
These include; (i) a slower recovery that is more akin to the ‘U’ shape of past recessions; (ii) labour market frictions due to skills mismatches and a shrinking workforce as some discouraged workers leave altogether (for example longer-term sickness levels remaining above pre-pandemic levels); (iii) fragmentation of the global economy in particular changes and additional frictions to supply chains; and (iv) the global economy recovering more swiftly from higher inflation and supply constraints.
To reflect these potential outcomes, we use the base case and three additional scenarios, which we consider sufficient to reflect all the above potential outcomes.
As with the base case, the scenarios are forecast over a five-year period with the OEGM 25 year model used to determine the forecasts after this period with a floor on the unemployment rate set at 4%.
The other scenarios are:
One upside scenario
This scenario has quicker economic performance, that is driven by an improvement in the supply side of the economy that allows for stronger growth with lower inflation. Inflation falls slightly below target at the start of the forecast period helped by lower wage growth, and stays just below the 2% target over the period. This allows the Bank of England to cut rates faster than the base case, bringing them back towards what might be considered the neutral rate earlier. This results in higher consumer and business confidence enabling higher levels of spending and investment, with savings rates returning to levels consistent with economic growth as real earnings growth returns. In this scenario GDP remains stronger than the base case, as does house price growth. Unemployment peaks at a lower level and drops more quickly than the base case.
Two downside scenarios
The downside scenarios capture a range of risks, including further escalation of geopolitical events, continuing weaker investment (reflecting the unstable environment and higher cost of employment), a continuing and significant mismatch between job vacancies and skills (as well as a smaller labour force) and a return to upside inflation surprises causing interest rates to remain at higher levels for longer.
Downside 1 – In this scenario, the economy contracts and although the recession is small and short lived, the recovery is weak and below potential. The increase in various employment costs mean growth is tempered and employment shrinks as businesses restructure to deal with the extra costs. Consumers opt to save more rather than spend which affects the recovery path, as consumer confidence is low in part due to concerns about the unstable geopolitical environment and the increase in lay-offs as businesses restructure. With inflation remaining above target, Bank Rate remains in restrictive territory and only gradually falls back, while house prices fall as households look to downsize in response to persistently high rates of unemployment. The global economy is affected by a combination of factors, such as commodity prices becoming increasingly volatile due to geopolitical events and the potential impact of additional tariffs. This affects global inflation which negatively impacts UK trade and hinders a return to growth.
Downside 2 – This scenario shows a marked fall in GDP, with rising unemployment and falling house prices reflecting lower growth and productivity, which feeds across the whole economy. It also reflects the increase in geopolitical risk which affects market sentiment and causes further fragmentation of the global economy. It also assumes that major risk events continue to occur, exposing the vulnerability of countries' fiscal positions and the means to respond to such events. Unemployment peaks at 8.5% and although there are some inflationary pressures from changing trade patterns, the sharp fall in demand means inflation falls below target and allows the MPC to cut rates sharply from the start of the scenario to stabilise demand. This fails to support the housing market with house values falling sharply. Inflation below target and lower interest rates eventually eases some of the pressures on the UK economy and growth picks up in the medium-term.
Key changes to our alternative scenarios in 2025
In 2025, there were no key changes to the alternative scenarios, however the narratives were updated to reflect key risks.
Despite mixed signals about the UK's recent economic performance, which may impact the path of the Bank Rate, our scenarios continue to capture a broad range of forecasts.
Our macroeconomic assumptions and their evolution throughout the forecast period
Our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2025 were:

Economic scenarios[1]		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP	2024 (actual)	1.1	1.1	1.1	1.1	1.1
	2025	1.5	1.4	1.3	1.3	1.4
	2026	1.7	1.0	(0.4)	(3.3)	0.3
	2027	2.3	1.4	—	(1.0)	0.9
	2028	2.5	1.4	0.4	1.4	1.3
	2029	2.6	1.5	0.4	1.4	1.4
	2030	2.7	1.5	0.7	1.4	1.5
	Start to trough[2]	n/a	n/a	(0.7)	(5.0)	n/a
	5-year average increase/decrease[3]	2.3	1.4	0.2	(0.1)	n/a
Bank Rate	2024 (actual)	4.75	4.75	4.75	4.75	4.75
	2025	3.75	3.75	3.75	3.75	3.75
	2026	3.00	3.25	4.50	2.00	3.40
	2027	3.00	3.25	3.25	1.50	3.04
	2028	3.00	3.25	3.25	2.50	3.14
	2029	3.00	3.25	3.25	2.75	3.16
	2030	3.00	3.25	3.25	3.00	3.19
	5-year end period	3.00	3.25	3.25	3.00	n/a
	5-year peak	3.75	3.75	4.50	3.75	3.79
HPI	2024 (actual)	4.0	4.0	4.0	4.0	4.0
	2025	2.3	1.5	0.1	0.3	1.2
	2026	4.1	2.5	(5.3)	(12.1)	(0.6)
	2027	4.5	3.0	(4.4)	(11.9)	0.2
	2028	4.5	3.0	0.7	(4.9)	2.1
	2029	4.5	3.0	3.4	7.2	3.7
	2030	4.5	3.0	4.4	7.1	3.9
	Start to trough[2]	n/a	n/a	(10.2)	(28.0)	(0.3)
	5-year average increase/decrease[3]	4.4	2.9	(0.7)	(3.7)	n/a
Unemployment	2024 (actual)	4.4	4.4	4.4	4.4	4.4
	2025	4.7	4.8	5.1	5.2	4.9
	2026	4.7	4.9	5.7	6.8	5.3
	2027	4.1	4.7	5.8	8.5	5.3
	2028	4.0	4.4	5.8	7.9	5.0
	2029	4.0	4.3	5.9	7.1	4.9
	2030	4.0	4.3	6.0	6.4	4.9
	5-year end period	4.0	4.3	6.0	6.4	n/a
	5-year peak	4.7	4.9	6.0	8.5	5.3
CRE price growth	2024 (actual)	0.5	0.5	0.5	0.5	0.5
	2025	2.1	1.7	(0.2)	(0.8)	1.0
	2026	6.7	2.2	(3.1)	(16.8)	(0.3)
	2027	5.8	2.5	(1.9)	(7.2)	1.2
	2028	3.6	2.2	(0.8)	2.5	1.8
	2029	4.0	1.9	0.3	3.0	2.0
	2030	2.3	1.5	2.4	3.9	2.1
	Start to trough[2]	n/a	n/a	(6.7)	(24.1)	(0.1)
	5-year average increase/decrease[3]	4.6	2.2	(0.9)	(3.8)	n/a
1Our Q4-25 forecast used for ECL calculation. GDP is the calendar year annual growth rate. HPI and CRE price growth is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
2GDP, HPI and CRE start is taken from level at Q3-25.
3This is the compound annual growth rate (CAGR) based on a 5-year period which represents an average annualised growth rate.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2024:

Economic scenarios[1]		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP	2023 (actual)	0.3	0.3	0.3	0.3	0.3
	2024	0.9	0.9	0.8	0.4	0.8
	2025	2.0	1.4	(0.4)	(3.4)	0.6
	2026	2.5	1.6	0.3	(0.9)	1.2
	2027	2.5	1.4	0.9	1.3	1.4
	2028	2.5	1.4	1.0	2.8	1.6
	2029	2.5	1.4	1.1	2.8	1.6
	Start to trough[2]	n/a	n/a	(0.7)	(5.2)	n/a
	5-year average increase/decrease[3]	2.4	1.5	0.6	0.3	n/a
Bank Rate	2023 (actual)	5.25	5.25	5.25	5.25	5.25
	2024	4.75	4.75	4.75	4.75	4.75
	2025	3.25	3.75	4.50	2.25	3.71
	2026	3.00	3.50	3.25	1.50	3.16
	2027	3.00	3.25	3.00	2.50	3.08
	2028	3.00	3.25	3.00	2.75	3.10
	2029	3.00	3.25	3.00	3.00	3.13
	5-year end period	3.00	3.25	3.00	3.00	n/a
	5-year peak	4.75	4.75	4.75	4.75	4.75
HPI	2023 (actual)	(0.7)	(0.7)	(0.7)	(0.7)	(0.7)
	2024	4.8	4.5	2.0	1.3	3.6
	2025	4.3	3.0	(5.8)	(20.1)	(1.2)
	2026	4.7	3.0	(3.7)	(14.7)	0.3
	2027	4.6	3.0	2.9	5.8	3.4
	2028	4.5	3.0	4.4	9.6	4.0
	2029	4.6	3.0	4.6	7.7	4.0
	Start to trough[2]	n/a	n/a	(10.1)	(33.0)	(0.8)
	5-year average increase/decrease[3]	4.7	3.2	n/a	(3.7)	n/a
Unemployment	2023 (actual)	3.8	3.8	3.8	3.8	3.8
	2024	4.4	4.3	4.4	4.4	4.4
	2025	4.1	4.4	5.2	8.3	4.9
	2026	4.0	4.2	5.5	8.2	4.9
	2027	4.0	4.2	5.5	7.6	4.8
	2028	4.0	4.2	5.5	7.0	4.8
	2029	4.0	4.2	5.5	6.4	4.7
	5-year end period	4.0	4.2	5.5	6.4	n/a
	5-year peak	4.4	4.4	5.5	8.5	4.9
CRE price growth	2023 (actual)	(5.6)	(5.6)	(5.6)	(5.6)	(5.6)
	2024	0.4	(0.1)	(2.3)	(2.7)	(0.9)
	2025	5.7	2.5	(5.5)	(14.9)	(0.7)
	2026	5.2	2.8	1.7	(8.5)	2.0
	2027	2.9	2.5	2.0	4.4	2.6
	2028	3.3	2.2	1.8	3.8	2.4
	2029	3.0	2.1	2.4	3.4	2.4
	Start to trough[2]	n/a	n/a	(7.4)	(24.7)	(1.2)
	5-year average increase/decrease[3]	4.0	2.3	(0.1)	(3.3)	n/a
1Our Q4-24 forecast used for ECL calculation. GDP is the calendar year annual growth rate. HPI and CRE price growth is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
2GDP. HPI and CRE start is taken from level at Q3-24.
3This is the compound annual growth rate (CAGR) based on a 5-year period which represents an average annualised growth rate.
Scenario weights
Each quarter, we review the scenario weights we apply. We consider the weights of the economic scenarios as a whole, while ensuring that the scenarios capture the non-linear distribution of losses across a reasonable range. To support our initial assessment of the weight of a scenario, we undertake a Monte Carlo analysis to estimate the likelihood of a five-year average GDP forecast growth rate occurring based on the long-run historically observed average. We then create a standard distribution bell curve around this long run average. This allows us to estimate the probability of a given GDP scenario occurring based on past experience and therefore assign a weight to that scenario. We also consider the UK economic and political environment when applying weights.
The scenario weights we applied for 2025 and 2024 were:

	Upside	Base case	Downside 1	Downside 2	Weighted
Scenario weights	%	%	%	%	%
2025	15	50	25	10	100
2024	15	50	25	10	100
2025 compared to 2024
We remain of the view that the risks to UK growth are still biased to the downside and include: further geopolitical events creating more challenges for economies both the UK and abroad; the potential for further upside inflation surprises causing inflation to stay above target for longer, raising the cost of living and so reducing consumer demand; continuing weak investment reflecting the uncertain nature of the economic environment; and a continuing and significant mismatch between vacancies and skills along with a smaller labour force, which may bring disruption to any recovery in the latter years of the forecast.
Definition of default (Credit impaired) (audited)
We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail & Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–The loan term has ended, and the customer has not repaid the principal in full after three months.
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property or the asset.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.
Where we use the advanced internal ratings-based basis for a portfolio in our capital calculations, there are differences with the default definitions for ECL purposes. The main differences are as follows:
–Performing forborne accounts while not in default are in Stage 2 until they cure their forbearance status (measured as 12 consecutive months of successful payments).
–Performing non-forborne accounts, which under our internal rating-based basis are subject to a 3-month cure period. For accounting purposes, we classify them in Stage 2 until they cure all SICR triggers.
Significant Increase in Credit Risk (SICR) (audited)
Loans which have suffered a SICR since origination are subject to a lifetime ECL assessment which extends to a maximum of the contractual term of the loan, or the behavioural term for a revolving facility. Loans which have not experienced a SICR are subject to 12-month ECL. We assess the credit risk profile of each facility to determine which of three stages to allocate them to:
–Stage 1: when there has been no SICR since initial recognition. We apply a loss allowance equal to a 12-month ECL i.e. the proportion of lifetime expected losses that relate to that default event expected in the next 12 months
–Stage 2: when there has been a SICR since initial recognition, but the exposure is not considered credit impaired. We apply a loss allowance equal to the lifetime ECL i.e. the expected loss resulting from all possible defaults throughout the residual life of a facility
–Stage 3: when the exposure is considered credit impaired. We apply a loss allowance equal to the lifetime ECL. Objective evidence of credit impairment is needed. For more, see the section ‘Definition of default (Credit impaired)’ above.
We use quantitative, qualitative and backstop criteria to identify exposures that suffer a SICR. The Credit Risk Provisions Forum (CRPF) reviews and approves our SICR thresholds periodically. The Board Audit Committee reviews and challenges their appropriateness each year, or more often if we change them.
Quantitative criteria
We use quantitative criteria to identify where an exposure has increased in credit risk. We base our criteria on whether any increase in the lifetime PD since origination exceeds a threshold in relative and absolute terms. We base the value anticipated at origination on similar assumptions and data to the ones we use at the reporting date, adjusted to reflect the account surviving to that date. The comparison uses either an annualised lifetime PD, where the lifetime PD is divided by the forecast period, or the absolute change in lifetime PD since origination.
The criteria for 2025 and 2024 were: accounts above the lower absolute PD thresholds below, where the PD has doubled since origination, are treated as Stage
2. Any account above the upper threshold (i.e. 20%) is also treated as Stage 2:

Retail & Business Banking				Consumer Finance[2]	Corporate & Commercial Banking	Corporate Centre
Mortgages	Unsecured Lending[1]
	Personal loans	Credit cards	Overdrafts
30bps	30bps	30bps	30bps	300bps	30bps	Internal rating method
1For larger business banking customers, we apply the same criteria as we use for CCB. Credit cards and Overdrafts lower PD thresholds aligned with the rest of Everyday Banking for consistency.
2Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison. In addition, Consumer Finance does not apply the upper absolute PD threshold criteria.
Qualitative criteria
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2025 and 2024 were:

Retail & Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Unsecured Lending[1]
	Personal loans	Credit cards	Overdrafts
–In forbearance –Default in last 24m –30 Days Past Due (DPD) in last 12m –Bankrupt –£100+ arrears –Over-indebted customers –Interest Only accounts 24m pre-maturity	–In Collections –Default in last 12m –£50+ arrears	–In forbearance –Default in last 12m –In Collections –£100+ arrears –Behaviour score indicators	–Fees suspended –Default in last 12m –Debit dormant >35 days –Any excess in month	–In forbearance –Deceased or Insolvent –Court ‘Return of goods’ order or Police watchlist –Agreement terminated –Payment holiday –Cash Collection	–In forbearance –Default in last 12m –Watchlist: proactive management –Default at proxy origination –Customers in a high- risk sector	–Watchlist: proactive management
1For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.
If needed, we apply additional qualitative assessments as part of JAs in response to situations where known or expected risk factors and data are not considered in the modelling process. See 'Judgemental Adjustments (JAs)' below for more on this.
Backstop criteria
As a backstop, we classify all exposures more than 30 or 90 DPD in at least Stage 2 or in Stage 3, respectively. This means that we do not rebut the backstop presumptions in IFRS 9 (i.e. credit risk has significantly increased if contractual payments are more than 30 DPD) relating to either a SICR or default.
Improvement in credit risk or cure
We transfer Stage 3 exposures to Stage 2 or Stage 1 when we no longer consider them to be credit impaired. We transfer Stage 2 exposures to Stage 1 when we no longer consider them to have suffered a SICR. Where we identified a SICR using quantitative criteria, we transfer the exposures to Stage 1 when they no longer meet the original PD-based transfer criteria. Where we identified a SICR using qualitative criteria, the issues that led to the transfer must be cured before we transfer the exposure to Stage 1. For a loan to exit forbearance, it must meet the conditions set out in the section ‘Forbearance’ in the 'Credit risk' section of the
Risk review.
Judgemental Adjustments (JAs) (audited)We use a range of methods to identify whether we need a JA. These include regular reviews of model monitoring tools, changes in the period, trend analysis, comparisons against forecasts, and inputs from expert teams who manage key portfolio risks. We only recognise a JA if its expected impact is over £1m and keep it in place until we no longer need it. This is usually when we build it into our core credit model or the conditions that led to raising the JA no longer exist.
Our Risk Provisions & Forecasting team calculate JAs to ensure they are incremental to the core credit model and calculated in a consistent and controlled manner. We apply standard end-user computing controls to JAs expected to be in place for more than six months. The CRPF reviews and approves all JAs on a quarterly basis.

	Retail & Business Banking
		Everyday Banking		Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2025	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	104	160	115	74	110	—	563
Individually assessed	8	—	—	—	180	—	188
ECL before Judgemental Adjustments	112	160	115	74	290	—	751
Judgemental Adjustments
Affordability and Cost of Living	2	—	6	—	1	—	9
Adjustments to modelled forecast parameters	23	(5)	13	(11)	5	—	25
Corporate single large exposure	—	—	—	—	27	—	27
Total Judgemental Adjustments	25	(5)	19	(11)	33	—	61
Total ECL	137	155	134	63	323	—	812
Total JAs as a percentage of Total ECL (%)							8

2024	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	127	149	122	69	142	—	609
Individually assessed	6	—	—	—	162	—	168
ECL before Judgemental Adjustments	133	149	122	69	304	—	777
Judgemental Adjustments
Affordability and Cost of Living	11	—	6	—	14	—	31
Adjustments to modelled forecast parameters	28	1	8	—	—	—	37
Corporate single large exposure	—	—	—	—	24	—	24
Total Judgemental Adjustments	39	1	14	—	38	—	92
Total ECL	172	150	136	69	342	—	869
Total JAs as a percentage of Total ECL (%)							11
Judgemental Adjustments
–Affordability and Cost of Living: In 2025, Bank Rate continued to gradually reduce, with inflation stabilising and overall credit performance across UK retail lending remained resilient. As a result, we reduced the Affordability and Cost of Living JAs, consistent with the improved macroeconomic outlook and continued
portfolio stability
–Adjustments to modelled forecast parameters: In 2025, our model monitoring framework identified where modelled outputs are not considered a true representation of the risks present in the current economic environment, resulting in under and over estimations. In addition, we introduced a new JA to recalibrate LGDs in Consumer Finance.
–Corporate single large exposure: This JA safeguards against individual large exposures defaulting over a short period. It was used for one case in 2025.
This JA was replenished in 2025 to reflect the risk of single name defaults, incurring high losses, as UK corporate insolvencies have risen to a 30-year high and government support schemes have ceased. We continue to assess the risk over the medium term based on actual experience and refine the estimate based on changes in our portfolio credit quality and loan size mix.
Climate change
In the last few years we continued to assess the risks to asset valuations in the customer loan book from both transitional and physical risks associated with climate change. Similar to previous years, at 31 December 2025, we did not consider it appropriate to recognise a climate risk related JA for the following reasons:
–The behavioural life of the loan book is less than five years. Any material transitional risks are generally regarded to be relevant over a longer timeframe than five years and, as such, the risk predominantly relates to assets yet to be written;
–There have been no observed default events or SICRs due to climate change for any part of the loan book;
–The absolute exposure to fossil fuel industries is not material. On an individually assessed basis, clients in these industries are highly rated and their markets remain highly liquid;
–The residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles. The residual value risk is already set to capture the inherent risk of diesel obsolescence and measurement uncertainty of electric vehicles;
–ECL calculations are based on forward-looking economic scenarios developed by management covering a period of five years, during which timeframe climate change risks may not crystallise;
–The proportion of our mortgage loans subject to flood and subsidence risk is not considered material. The terms of our mortgage lending also require homeowners to have an active flood protection at any point of the contract. This assessment relies upon availability of risk cover from private insurers and Flood
Re. The potential risk may increase over time if flooding due to climate change increases and/or insurance market circumstances change.
Internal credit risk rating for corporate borrowers (audited)
We use our internal rating to determine the Probability of Default for a client.
Individually assessed corporate exposures (audited)
We assess the ECL requirement for single name corporate exposures on an individual basis when they meet our definition of default and are transferred into
Stage 3. In 2025, we also enhanced our approach to individually assess the ECL requirements for high Leveraged Finance Transactions in Stage 2. Individual assessment uses the latest specific data about the counterparty's estimated future cash flows, and collateral valuations, to determine a probability weighted ECL based on a best, worst and mid case outcome. For all these individually assessed loans, the ECL allowance was £180m at 31 December 2025 (2024: £162m).
Had management assumed the best or worst outcome for loss estimates, the ECL allowance could have been within a range of £92m to £316m (2024: £63m to
£291m).
Sensitivity of ECL allowance to economic scenarios and weights (audited)
The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios. In addition, the ECL allowance for residential mortgages is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that may have had a material impact on the ECL allowance and profit before tax.
Scenario sensitivity
The tables below show the ECL allowances that would have arisen had management applied a 100% weight to each economic scenario. The allowances were calculated using a stage allocation appropriate to each scenario and differs from the probability-weighted stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECLs which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome.

	Upside	Base case	Downside 1	Downside 2	Weighted
2025	£m	£m	£m	£m	£m
Exposure	293,493	293,493	293,493	293,493	293,493
Retail & Business Banking	201,290	201,290	201,290	201,290	201,290
Of which:
– Mortgages	180,339	180,339	180,339	180,339	180,339
Consumer Finance	4,979	4,979	4,979	4,979	4,979
Corporate & Commercial Banking	27,361	27,361	27,361	27,361	27,361
Corporate Centre	59,863	59,863	59,863	59,863	59,863

ECL	730	761	899	1,119	812
Retail & Business Banking	357	381	483	689	426
Of which:
– Mortgages	87	100	177	366	137
Consumer Finance	62	62	64	64	63
Corporate & Commercial Banking	311	318	352	366	323
Corporate Centre	—	—	—	—	—

	Upside	Base case	Downside 1	Downside 2	Weighted
2024	£m	£m	£m	£m	£m
Exposure	283,860	283,860	283,860	283,860	283,860
Retail & Business Banking	196,732	196,732	196,732	196,732	196,732
Of which:
– Mortgages	176,026	176,026	176,026	176,026	176,026
Consumer Finance	4,759	4,759	4,759	4,759	4,759
Corporate & Commercial Banking	26,307	26,307	26,307	26,307	26,307
Corporate Centre	56,062	56,062	56,062	56,062	56,062

ECL	741	774	921	1,524	869
Retail & Business Banking	380	403	517	1,051	458
Of which:
– Mortgages	112	128	218	705	172
Consumer Finance	67	68	69	70	69
Corporate & Commercial Banking	294	303	335	403	342
Corporate Centre	—	—	—	—	—
2025 compared to 2024
ECL reduced by £57m, reflecting reductions across almost all portfolios. The decrease was mainly driven by mortgages due to refinance-related JA releases, economic updates and the sale of high RWA mortgages in Q3-25.
HPI sensitivity
Given the relative size of our residential mortgage portfolio, management considers that changes in HPI assumptions used to calculate the modelled ECL allowance for residential mortgages would have the most significant impact on the modelled ECL allowance. The table below shows the modelled ECL impact on the profit before tax of applying an immediate and permanent house price increase/decrease to our unweighted base case scenario, and assumes no changes to the stage allocation of exposures.

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2025	38	24	(43)	(126)
2024	34	21	(38)	(112)
2025 compared to 2024
The impairment model assumes that low LTV accounts experience a similar loss even when HPI decreases, and the impact on the ECL is limited. These results are consistent with the prior period, although updated economic forecasts project slightly larger fluctuations.
Measuring ECL (audited)
For our mortgages and CCB portfolios, where accounts are not in default at the reporting date, we estimate a quarterly ECL for each exposure and for each quarter over the forecast period. The lifetime ECL is the sum of the quarterly ECLs over the forecast period, while the 12-month ECL is limited to the first four quarters. We calculate each quarterly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following quarter, assuming it has not closed or defaulted since the reporting date. For each quarter in the forecast period, we estimate the quarterly PD from a range of factors. These include key risk drivers for the exposure, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default, or sale in the case of retail mortgages, event occurs. We determine EAD for each quarter of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we consider collateral values as well as the historical discounts to market/book values due to forced sales type.

We use the original effective interest rate as the discount rate. For accounts in default, we use the EAD as the reporting date balance. We also calculate an LGD to reflect the default status of the account, considering the current DPD and loan-to-value. PD and SR are not required for accounts in default.
Forecast period
We base the forecast period for amortising facilities on the remaining contract term. For revolving facilities, we base it on the behavioural, rather than contractual, characteristics of the facility type.
Forward-looking information
Our assessments of a SICR and the calculation of ECL allowances incorporate forward-looking data. We perform historical analysis and identify the key economic variables that impact credit risk and ECL allowances for each portfolio. These can include house price growth, GDP, unemployment rate and BoE Bank Rate.
Where applicable, we incorporate these economic variables and their associated impacts into our models.
Economic forecasts have the most impact on ECL measurement for residential mortgages and, to a lesser extent, corporate loans. This is due to the long behavioural lives and large size of these portfolios. Economic forecasts have less impact on ECL for other portfolios due to their shorter lives and smaller size.
Grouping of instruments for losses measured on a collective basis
We measure ECL at the individual financial instrument level. However, where we use internal capital or similar models as the basis for our ECL models, this typically results in a large number of relatively small homogenous groups. We typically group instruments where they share risk characteristics using statistical models and assess them for impairment collectively. We use this approach for all our Retail & Business Banking and Consumer Finance portfolios and SME customers in Corporate & Commercial Banking.
We calculate separate collective provisions for instruments in Stages 1, 2 and 3 where the instrument is not individually assessed.
For all our portfolios (whether we assess them for impairment individually or collectively) we use four forward-looking economic scenarios.
Governance around ECL impairment allowances (audited)
Our Risk Methodology team developed our ECL models (except for the external models we use, such as OGEM which we described earlier in ‘Our forecasting approach’), and our Independent Validations team reviews all material models. As model users, our Risk Provisioning & Forecasting team run the models to calculate our ECL each month. The models are sensitive to changes in credit conditions and reflect management judgements that give rise to measurement uncertainty in our ECL, as set out above. The following committees and forums review the provision drivers and ensure that the ECL remains appropriate:
–Model Risk Control Forum reviews and approves new models and model changes. It also reviews the use of OGEM as a reliable model on which to base our other forecast macroeconomic variables. We use it across all stress testing and planning, so it is subject to model risk criteria.
–ALCO reviews and approves the base case used in the economic scenarios we use to calculate forward-looking scenarios.
–CRPF reviews and approves the economic scenarios and probability weights we use to calculate forward-looking scenarios. It also reviews management judgements and approves ECL impairment allowances.
–Board Audit Committee reviews and challenges the appropriateness of the estimates and judgements made by management.
For more on the governance around specific elements of the ECL impairment allowances, including the frequency of, and thresholds for, reviews, including by these committees and forums, see the detailed sections above.
How we assess the performance of our ECL estimation process
We assess the reasonableness of our ECL provisions and the results of our Staging analysis using a range of methods. These include:
–Benchmarking: we compare our coverage levels with our peers
–Stand-back testing: we monitor the level of our coverage against actual write-offs
–Back-testing: we compare key drivers periodically as part of model monitoring
–Monitoring trends: we track ECL and Stage classification over time and against our internal budgets and forecasts, with triggers set accordingly.
SANTANDER UK GROUP LEVEL – CREDIT RISK REVIEWThe credit risk balances in these credit risk review sections include interest we have charged to the customer’s account, but not accrued interest that we have not charged to the account yet, unless otherwise stated.
Our maximum and net exposure to credit risk (audited)
The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral[1]
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting[2]	Net exposure
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	29.4	—	29.4	—	—	—	—	—	—	29.4
Financial assets at amortised cost:
Loans and advances to customers:[3]
–Residential Mortgages[4]	167.3	(0.1)	167.2	13.1	—	13.1	—	(169.9)	—	10.4
–Corporate loans	20.4	(0.2)	20.2	7.7	—	7.7	—	(15.7)	—	12.2
–Finance leases	4.3	(0.1)	4.2	—	—	—	—	(4.2)	—	—
–Accrued interest and other adjustments	0.8	—	0.8	0.4	—	0.4	—	—	—	1.2
–Other unsecured loans	5.5	(0.3)	5.2	14.7	(0.1)	14.6	—	—	—	19.8
–Amounts due from fellow Banco Santander group subsidiaries and JVs	5.0	—	5.0	—	—	—	—	—	—	5.0
Total loans and advances to customers	203.3	(0.7)	202.6	35.9	(0.1)	35.8	—	(189.8)	—	48.6
–Loans and advances to banks	1.0	—	1.0	0.7	—	0.7	—	—	—	1.7
–Reverse repurchase agreements – non trading	17.7	—	17.7	2.2	—	2.2	—	(16.5)	(1.2)	2.2
–Other financial assets at amortised cost	4.0	—	4.0	—	—	—	—	—	—	4.0
Total financial assets at amortised cost	226.0	(0.7)	225.3	38.8	(0.1)	38.7	—	(206.3)	(1.2)	56.5
Financial assets at fair value at FVOCI:
–Debt securities	5.2	—	5.2	—	—	—	—	—	—	5.2
Total financial assets at FVOCI	5.2	—	5.2	—	—	—	—	—	—	5.2
Total	260.6	(0.7)	259.9	38.8	(0.1)	38.7	—	(206.3)	(1.2)	91.1

2024
Cash and balances at central banks	29.9	—	29.9	—	—	—	—	—	—	29.9
Financial assets at amortised cost:
Loans and advances to customers:[3]
–Residential Mortgages[4]	165.2	(0.2)	165.0	10.8	—	10.8	—	(168.0)	—	7.8
–Corporate loans	18.6	(0.3)	18.3	7.8	—	7.8	—	(14.9)	—	11.2
–Finance leases	4.2	(0.1)	4.1	—	—	—	—	—	—	4.1
–Accrued interest and other adjustments	0.8	—	0.8	0.4	—	0.4	—	—	—	1.2
–Other unsecured loans	6.6	(0.2)	6.4	14.2	(0.1)	14.1	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.8	—	4.8	—	—	—	—	—	—	4.8
Total loans and advances to customers	200.2	(0.8)	199.4	33.2	(0.1)	33.1	—	(182.9)	—	49.6
–Loans and advances to banks	1.0	—	1.0	0.5	—	0.5	—	—	—	1.5
–Reverse repurchase agreements – non trading	10.3	—	10.3	2.0	—	2.0	—	(10.3)	(0.1)	1.9
–Other financial assets at amortised cost	3.4	—	3.4	—	—	—	—	—	—	3.4
Total financial assets at amortised cost	214.9	(0.8)	214.1	35.7	(0.1)	35.6	—	(193.2)	(0.1)	56.4
Financial assets at FVOCI:
–Debt securities	9.0	—	9.0	—	—	—	—	—	—	9.0
Total financial assets at FVOCI	9.0	—	9.0	—	—	—	—	—	—	9.0
Total	253.8	(0.8)	253.0	35.7	(0.1)	35.6	—	(193.2)	(0.1)	95.3
1The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
2We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
3Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
4The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral[1]		Netting[2]	Net exposure
		Cash	Non-cash
2025	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	0.9	(0.4)	—	(0.4)	0.1
–Other financial assets at FVTPL	0.1	—	—	—	0.1
Total	1.0	(0.4)	—	(0.4)	0.2

2024
Financial assets at FVTPL:
–Derivative financial instruments	1.2	(0.7)	—	(0.4)	0.1
–Other financial assets at FVTPL	0.1	—	—	—	0.1
Total	1.3	(0.7)	—	(0.4)	0.2
1The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
2We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
Single credit rating scale
In the table below, we use a single rating scale to ensure we are consistent across all our credit risk portfolios in how we report the risk of default. It has eight grades for non–defaulted exposures, from 9 (lowest risk) to 2 (highest risk). We define each grade by an upper and lower PD value and we scale the grades so that the default risk increases by a factor of ten every time the grade number drops by two steps. For example, grade 9 has an average PD of 0.010%, and grade
7 has an average PD of 0.100%. We give defaulted exposures a grade 1 and a PD value of 100%. In the final column of the table, we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D
The PDs in the table above relate to Economic Capital (EC) PD mappings, calculated based on the average PD over an economic cycle. This is different to the
IFRS 9 PDs which are calculated at a point in time using forward looking economic scenarios. Where possible, the EC PD values are aligned to the regulatory capital models; however, any regulatory floors are removed and PDs are defined at every possible rating rather than grouped into rating buckets.
Rating distribution (audited)
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. Financial assets with low risk concentrations are not included and are all investment grade. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other[1,2]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	11.2	31.6	80.9	46.1	15.4	6.2	5.0	6.9	(0.7)	202.6
–Stage 1	11.0	31.0	77.9	41.0	12.4	2.9	0.7	6.8	(0.1)	183.6
–Stage 2	0.2	0.6	3.0	5.1	3.0	3.3	2.1	0.1	(0.3)	17.1
–Stage 3	—	—	—	—	—	—	2.2	—	(0.3)	1.9
Of which mortgages:	10.6	29.7	75.5	39.3	6.7	3.0	2.4	0.1	(0.1)	167.2
–Stage 1	10.4	29.1	72.4	34.3	4.3	0.4	0.1	—	—	151.0
–Stage 2	0.2	0.5	3.1	5.0	2.4	2.6	1.0	—	—	14.8
–Stage 3	—	0.1	—	—	—	—	1.3	0.1	(0.1)	1.4

Total off–balance sheet	10.1	8.9	8.5	4.0	1.9	0.9	0.7	3.8	(0.1)	38.7
–Stage 1	10.1	8.8	8.3	3.8	1.7	0.7	0.4	3.8	—	37.6
–Stage 2	—	0.1	0.2	0.2	0.2	0.2	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other[1,2]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	—	—	—	—	0.2	0.1	0.4	—	0.7	0.3
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.7
–Stage 3	—	—	—	—	—	—	0.3	—	0.3	13.6
Of which mortgages:	—	—	—	—	—	—	0.1	—	0.1	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	6.7

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other[1,2]		Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	5.8	31.3	81.8	46.4	15.6	6.8	5.4	7.1	(0.8)	199.4
–Stage 1	5.7	30.6	78.1	40.5	12.4	2.8	0.6	6.9	(0.1)	177.5
–Stage 2	0.1	0.7	3.7	5.9	3.2	3.9	2.4	0.1	(0.3)	19.7
–Stage 3	—	—	—	—	—	0.1	2.4	0.1	(0.4)	2.2
Of which mortgages:	5.2	29.8	76.5	40.8	6.5	3.3	3.1	—	(0.2)	165.0
–Stage 1	5.1	29.3	72.9	35.0	4.0	0.4	—	—	—	146.7
–Stage 2	0.1	0.5	3.6	5.8	2.5	2.9	1.3	—	(0.1)	16.6
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7

Total off–balance sheet	6.9	8.9	9.0	4.2	1.9	0.8	0.7	3.3	(0.1)	35.6
–Stage 1	6.9	8.8	8.8	4.0	1.7	0.5	0.4	3.3	—	34.4
–Stage 2	—	0.1	0.2	0.2	0.2	0.3	0.2	—	(0.1)	1.1
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other[1,2]	Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers[2]	—	—	—	—	0.2	0.1	0.5	—	0.8	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.5
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	18.2
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.6
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.9

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
1Includes Joint Ventures and Business Banking (including BBLs balances). We use scorecards for these items, rather than rating models.
2Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.
Credit performance (audited)

	Customer Loans					12 month Gross write- offs	Loan Loss Allowances
	Total	Stage 1	Stage 2	Stage 3[1]
2025	£bn	£bn	£bn	£bn	%	£m	£m
Retail & Business Banking	173.5	156.2	15.7	1.6	0.95	168	384
– Mortgages	167.3	151.0	14.8	1.5	0.88	15	137
– Credit Cards	3.1	2.6	0.4	0.1	2.88	55	137
– Unsecured Personal Loans	2.0	1.8	0.2	—	1.07	65	57
– Overdrafts	0.4	0.2	0.2	—	6.87	24	37
– Business Banking	0.7	0.6	0.1	—	5.65	9	16
Consumer Finance	5.0	4.6	0.4	—	0.96	27	63
Corporate & Commercial Banking	18.9	16.9	1.4	0.6	3.42	53	282
Corporate Centre	—	—	—	—	0.15	—	—
Total Drawn	197.4	177.7	17.5	2.2	1.18	248	729
Retail & Business Banking	27.8	27.0	0.8	—		—	42
– Mortgages	13.1	12.8	0.3	—		—	—
– Credit Cards	11.6	11.3	0.3	—		—	18
– Unsecured Personal Loans	—	—	—	—		—	—
– Overdrafts	2.9	2.7	0.2	—		—	23
– Business Banking	0.2	0.2	—	—		—	1
Consumer Finance	—	—	—	—		—	—
Corporate & Commercial Banking	8.4	8.1	0.3	—		—	41
Corporate Centre	2.6	2.6	—	—		—	—
Total Undrawn	38.8	37.7	1.1	—		—	83
Total	236.2	215.4	18.6	2.2		248	812

2024	£bn	£bn	£bn	£bn	%	£m	£m
Retail & Business Banking	171.7	152.2	17.6	1.9	1.17	156	421
– Mortgages	165.1	146.7	16.7	1.7	1.08	9	172
– Credit Cards	2.8	2.3	0.5	—	2.75	51	135
– Unsecured Personal Loans	2.1	1.9	0.2	—	1.20	60	63
– Overdrafts	0.5	0.3	0.2	—	7.40	26	37
– Business Banking	1.2	1.0	—	0.2	7.10	10	14
Consumer Finance	4.8	4.5	0.3	—	0.77	25	69
Corporate & Commercial Banking	18.0	15.2	2.1	0.7	3.96	49	294
Corporate Centre	—	—	—	—	—	—	—
Total Drawn	194.5	171.9	20.0	2.6	1.42	230	784
Retail & Business Banking	25.0	24.3	0.7	—		—	37
– Mortgages	10.8	10.5	0.3	—		—	—
– Credit Cards	10.9	10.7	0.2	—		—	15
– Unsecured Personal Loans	—	—	—	—		—	—
– Overdrafts	3.1	2.9	0.2	—		—	20
– Business Banking	0.2	0.2	—	—		—	2
Consumer Finance	—	—	—	—		—	—
Corporate & Commercial Banking	8.3	7.7	0.5	0.1		—	48
Corporate Centre	2.4	2.4	—	—		—	—
Total Undrawn	35.7	34.4	1.2	0.1		—	85
Total	230.2	206.3	21.2	2.7		230	869
1Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
Arrears over 90 days past due

	31 December 2025	31 December 2024
	%	%
Retail & Business Banking
–Mortgages	0.65	0.80
–Credit Cards	0.55	0.56
–Unsecured Personal Loans	0.78	0.88
–Overdrafts	3.09	3.05
–Business Banking	3.83	3.89
Consumer Finance	0.44	0.53
Corporate & Commercial Banking	1.04	1.04
2025 compared to 2024
Mortgage loans in Stage 2 and 3 decreased, supported by the Q3-25 sale of high RWA mortgage assets. Stage 2 ratios increased across the smaller retail unsecured portfolios, mainly overdrafts, due to an increase in the SICR criteria for non-arrears Stage 2 loans. CCB loans in Stage 2 and 3 decreased, driven by overall improvement in asset quality.
Credit quality (audited)
Total on-balance sheet exposures at 31 December 2025 comprised £197.4bn of customer loans, loans and advances to banks of £1.0bn, £21.7bn of sovereign assets measured at amortised cost, £5.2bn of assets measured at FVOCI, and £29.4bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2025	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	156,212	15,657	1,592	173,461
Consumer Finance	4,595	336	48	4,979
Corporate & Commercial Banking	16,859	1,445	623	18,927
Corporate Centre	57,305	—	—	57,305
Total on-balance sheet	234,971	17,438	2,263	254,672
Off–balance sheet
Retail & Business Banking[1]	27,026	752	51	27,829
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	8,074	334	26	8,434
Corporate Centre	2,558	—	—	2,558
Total off–balance sheet[2]	37,658	1,086	77	38,821
Total exposures	272,629	18,524	2,340	293,493

ECL
On-balance sheet
Retail & Business Banking	54	207	123	384
Consumer Finance	14	21	28	63
Corporate & Commercial Banking	53	35	194	282
Corporate Centre	—	—	—	—
Total on-balance sheet	121	263	345	729
Off–balance sheet
Retail & Business Banking	11	29	2	42
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	25	9	7	41
Corporate Centre	—	—	—	—
Total off–balance sheet	36	38	9	83
Total ECL	157	301	354	812

Coverage ratio[3]	%	%	%	%
On-balance sheet
Retail & Business Banking	—	1.3	7.7	0.2
Consumer Finance	0.3	6.2	58.4	1.3
Corporate & Commercial Banking	0.3	2.4	31.1	1.5
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	1.5	15.2	0.3
Off–balance sheet
Retail & Business Banking	—	3.9	2.7	0.1
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.3	2.7	28.1	0.5
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	3.5	11.4	0.2
Total coverage	0.1	1.6	15.1	0.3
1Off-balance sheet exposures include £8.8bn of residential mortgage offers in the pipeline.
2Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
3ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2024 comprised £194.5bn of customer loans, loans and advances to banks of £1.0bn, £13.7bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £29.9bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2024	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	152,198	17,571	1,955	171,724
Consumer Finance	4,389	334	36	4,759
Corporate & Commercial Banking	15,280	2,098	651	18,029
Corporate Centre	53,699	—	—	53,699
Total on-balance sheet	225,566	20,003	2,642	248,211
Off–balance sheet
Retail & Business Banking[1]	24,211	745	52	25,008
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	7,743	470	65	8,278
Corporate Centre	2,363	—	—	2,363
Total off–balance sheet[2]	34,317	1,215	117	35,649
Total exposures	259,883	21,218	2,759	283,860

ECL
On-balance sheet
Retail & Business Banking	52	223	146	421
Consumer Finance	16	27	26	69
Corporate & Commercial Banking	55	71	168	294
Corporate Centre	—	—	—	—
Total on-balance sheet	123	321	340	784
Off–balance sheet
Retail & Business Banking	12	24	1	37
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	18	14	16	48
Corporate Centre	—	—	—	—
Total off–balance sheet	30	38	17	85
Total ECL	153	359	357	869

Coverage ratio[3]	%	%	%	%
On-balance sheet
Retail & Business Banking	—	1.3	7.5	0.2
Consumer Finance	0.4	8.2	71.2	1.4
Corporate & Commercial Banking	0.4	3.4	25.9	1.6
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	1.6	12.9	0.3
Off–balance sheet
Retail & Business Banking	—	3.2	2.6	0.1
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.2	3.0	24.2	0.6
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	3.1	14.6	0.2
Total coverage	0.1	1.7	13.0	0.3

1Off-balance sheet exposures include £6.1bn of residential mortgage offers in the pipeline.
2Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
3ECL as a percentage of the related exposure.
Reconciliation of exposures, loss allowance and net carrying amounts (audited)
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL allowance, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2025	£m	£m	£m	£m	£m
Retail & Business Banking[1]	173,461	384	173,077	27,829	42
Consumer Finance	4,979	63	4,916	—	—
Corporate & Commercial Banking	18,927	282	18,645	8,434	41
Corporate Centre	57,305	—	57,305	2,558	—
Total exposures presented in Credit Quality tables	254,672	729	253,943	38,821	83
Intercompany balances (including joint ventures)			5,055
Other items[2]			916
Adjusted net carrying amount			259,914
Assets classified at FVTPL			934
Non-financial assets[3]			5,989
Total assets per the Consolidated Balance Sheet			266,837

2024
Retail & Business Banking[1]	171,724	421	171,303	25,008	37
Consumer Finance	4,759	69	4,690	—	—
Corporate & Commercial Banking	18,029	294	17,735	8,278	48
Corporate Centre	53,699	—	53,699	2,363	—
Total exposures presented in Credit Quality tables	248,211	784	247,427	35,649	85
Intercompany balances (including joint ventures)			4,832
Other items[2]			848
Adjusted net carrying amount			253,107
Assets classified at FVTPL			1,340
Non-financial assets[3]			5,497
Total assets per the Consolidated Balance Sheet			259,944
1Off-balance sheet exposures include offers in the pipeline, undrawn flexible mortgage products and credit cards.
2Other includes accrued interest of £725m (2024: £714m).
3Non-financial assets include £80m (2024:£738m) of Macro hedge of interest rate risk.
Movement in total exposures and the corresponding ECL (audited)
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	259,883	153	21,218	359	2,759	357	283,860	869
Transfers from Stage 1 to Stage 2[2]	(7,088)	(10)	7,088	10	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	6,231	78	(6,231)	(78)	—	—	—	—
Transfers to Stage 3[2]	(239)	(1)	(852)	(31)	1,091	32	—	—
Transfers from Stage 3[2]	2	—	290	17	(292)	(17)	—	—
Transfers of financial instruments	(1,094)	67	295	(82)	799	15	—	—
Net ECL remeasurement on stage transfer[3]	—	(69)	—	83	—	103	—	117
Change in economic scenarios[4]	—	(10)	—	7	—	(5)	—	(8)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	54,405	41	1,086	38	44	13	55,535	92
Redemptions, repayments and assets sold6 8	(31,104)	(29)	(4,267)	(79)	(1,042)	(61)	(36,413)	(169)
Changes in risk parameters and other movements[7]	(9,461)	4	192	(25)	371	180	(8,898)	159
Assets written off[6]	—	—	—	—	(591)	(248)	(591)	(248)
At 31 December 2025	272,629	157	18,524	301	2,340	354	293,493	812
Net movement in the period	12,746	4	(2,694)	(58)	(419)	(3)	9,633	(57)

ECL charge/(release) to the Income Statement		4		(58)		245		191
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		23		23
Total ECL charge/(release) to the Income Statement		4		(58)		247		193

At 1 January 2024	268,211	170	23,595	461	3,071	361	294,877	992
Transfers from Stage 1 to Stage 2[2]	(11,911)	(11)	11,911	11	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	9,395	118	(9,395)	(118)	—	—	—	—
Transfers to Stage 3[2]	(434)	(2)	(845)	(34)	1,279	36	—	—
Transfers from Stage 3[2]	35	2	417	34	(452)	(36)	—	—
Transfers of financial instruments	(2,915)	107	2,088	(107)	827	—	—	—
Net ECL remeasurement on stage transfer[3]	—	(107)	—	96	—	122	—	111
Change in economic scenarios[4]	—	(20)	—	(44)	—	—	—	(64)
Change to ECL models	(2,287)	(5)	2,361	37	(74)	(26)	—	6
New lending and assets purchased5 8	33,894	43	1,170	58	164	40	35,228	141
Redemptions, repayments and assets sold6 8	(38,081)	(44)	(4,663)	(69)	(1,242)	(79)	(43,986)	(192)
Changes in risk parameters and other movements[7]	1,061	9	(3,333)	(73)	355	169	(1,917)	105
Assets written off[6]	—	—	—	—	(342)	(230)	(342)	(230)
At 31 December 2024	259,883	153	21,218	359	2,759	357	283,860	869
Net movement in the period	(8,328)	(17)	(2,377)	(102)	(312)	(4)	(11,017)	(123)

ECL charge/(release) to the Income Statement		(17)		(102)		226		107
Less: Discount unwind		—		—		(24)		(24)
Less: Recoveries net of collection costs		—		—		(12)		(12)
Total ECL charge/(release) to the Income Statement		(17)		(102)		190		71
1Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
2Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
3Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period. Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
4Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1
5Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
6Exposures and ECL for facilities that existed at the start of the period but not at the end.
7Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
8New lending and assets purchased and Redemptions, repayments and assets sold categories include internal transfers.
COUNTRY RISK EXPOSURES (audited)
We manage our country risk exposure under our global limits framework. We set our Risk Appetite for each country, considering factors that may affect its risk profile. These can include political events, macroeconomics and the nature of the risk. We actively manage exposures if we need to.
The table below shows our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
The table excludes balances with central banks, cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation.
The table below includes balances with other Banco Santander group members. We deal with other Banco Santander group members in the ordinary course of business. We do this where we have a particular business advantage or expertise and where they can offer us commercial opportunities. These transactions also arise where we support the activities of, or with, larger multinational corporate clients and financial institutions which may deal with other Banco Santander group members. We conduct these activities on the same terms as for similar transactions with third parties, and in a way that manages the credit risk within limits acceptable to the Board and the PRA.

	2025	2024
	£bn	£bn
UK	282.6	271.5
Rest of Europe	12.1	11.4
Rest of world	4.8	6.9
Total	299.5	289.8
RETAIL & BUSINESS BANKING – CREDIT RISK REVIEW
We provide detailed credit risk analysis for Retail & Business Banking in separate sections below for Mortgages, our largest portfolio, and our Everyday Banking portfolio.
Retail & Business Banking: Mortgages – Credit Risk Review
We offer mortgages to people who want to buy a property and offer additional borrowing (known as further advances) to existing mortgage customers. The property must be in the UK.
Borrower profile (audited)

	Stock				New business[1]
	2025		2024		2025		2024
	£m	%	£m	%	£m	%	£m	%
Home movers[2]	69,963	42	69,354	42	10,516	41	6,736	45
Remortgagers[3]	47,242	28	45,226	27	9,572	38	4,353	29
First-time buyers	34,776	21	35,702	22	3,426	14	3,262	22
Buy-to-let	15,287	9	14,931	9	1,718	7	567	4
	167,268	100	165,213	100	25,232	100	14,918	100

	2025	2024
Proportion of mortgage internal transfers retained online	79%	77%

	2025	2024
Internal transfers (£bn)[4]	36.0	32.2
Further advances and flexi drawdowns (£bn)	1.0	0.8
First-time buyers - gross lending (£bn )	3.4	3.3
1The 2024 values exclude advances, flexible drawdowns and fees
2Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
3Remortgagers’ are new customers who are taking a new mortgage with us.
4Internal remortgages are where we moved our customers with maturing mortgages onto new ones.
2025 compared to 2024
In 2025, mortgage asset stock increased with new business exceeding redemptions and repayments. New business increased in all sectors, with remortgages causing the largest proportion of overall increase. The borrower profile remained stable.
Interest rate profile (audited)
The interest rate profile of our maturing mortgage asset stock was:

	2025		2024
	£m	%	£m	%
Fixed rate	153,172	92	148,495	90
Of which maturing:
–< 12 months	41,262	25	37,656	23
–Later than 1 year but no later than 3 years	83,529	50	84,704	51
–Later than 3 years but no later than 4 years	11,431	7	11,122	7
–Later than 4 years but no later than 5 years	14,011	8	11,645	7
–Later than 5 years	2,939	2	3,368	2
Variable rate	10,227	6	12,105	7
Standard Variable Rate (SVR)	2,434	1	3,007	2
Follow on Rate (FoR)	1,435	1	1,606	1
	167,268	100	165,213	100
2025 compared to 2024
We continued to see customers refinance from reversion to fixed-rate products in 2025, influenced by high interest rates. Demand for fixed-rate products increased, particularly with shorter fixed rate terms.
Geographical distribution (audited)
The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business[1]
	2025	2024	2025	2024
Region	£bn	£bn	£bn	£bn
London	43.9	42.7	6.6	4.1
Midlands and East Anglia	23.4	23.1	3.6	2.0
North	21.8	21.7	3.4	1.9
Northern Ireland	2.2	2.3	0.3	0.1
Scotland	6.0	6.0	1.0	0.6
South East excluding London	52.7	52.3	7.6	4.6
South West, Wales and other	17.3	17.1	2.7	1.6
	167.3	165.2	25.2	14.9
1The 2024 values exclude advances, flexible drawdown and fees.
2025 compared to 2024
The portfolio's geographical distribution continued to represent a broad footprint across the UK, with a concentration around London and the South East. The loan-
to-income multiple of mortgage lending in the year, based on average earnings of new business at inception was 2.91 (2024: 2.93).
Mortgage loan size (audited)
The split of our mortgage asset by size was:

Mortgage loan size	2025	2024
>£1.0m	3%	2%
£0.5m to £1.0m	11%	10%
£0.25m to £0.5m	32%	31%
<£0.25m	54%	57%
Average loan size (stock)[1]	£201k	£193k
Average loan size (new business)	£254k	£246k
1 Average initial advance of existing stock.
Loan-to-value analysis (audited)
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2025					2024
	Stock		Stage 3		New Business	Stock		Stage 3		New Business
	Total	ECL	Total	ECL		Total	ECL	Total	ECL
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	75,743	29	705	10	5,373	76,122	33	880	13	3,407
>50-60%	33,122	17	270	6	4,375	33,067	21	317	8	2,394
>60-70%	27,776	21	210	9	3,803	29,171	27	254	10	2,311
>70-80%	18,466	19	122	7	5,214	17,132	27	150	12	3,458
>80-90%	9,385	15	64	7	4,352	7,989	19	72	8	2,445
>90-100%	2,503	10	30	4	2,099	1,452	12	38	7	888
>100%	273	26	49	14	16	280	33	56	20	15
	167,268	137	1,450	57	25,232	165,213	172	1,767	78	14,918
Collateral value[1]	167,234		1,441		25,232	165,176		1,756		14,918

	%		%		%	%		%		%
Average balance weighted LTV[2]	52		52		65	51		51		64
1Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £240m (2024: £244m).
2Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) + ...) /(Loan 1 balance + Loan 2 balance+...).
The balance weighted average LTV of new business in the period in London was 64% (2024: 64%).
2025 compared to 2024
Collateral quality remained strong in 2025, with reductions in both ECL and Stage 3 balances. Average balance weighted LTVs of stock were broadly flat, whilst new business contribution increased due to an improved trading strategy covering price competitiveness, propositions, and service. We monitor the profile of new lending and act as needed to ensure the LTV mix of completions is in line with our risk appetite.
Credit performance
For credit performance details, see the Credit performance section in Santander UK Group level – Credit risk review.
Movement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page  73 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	157,268	10	16,973	84	1,785	78	176,026	172
Transfers from Stage 1 to Stage 2[2]	(5,651)	—	5,651	—	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	4,863	14	(4,863)	(14)	—	—	—	—
Transfers to Stage 3[2]	(123)	—	(465)	(5)	588	5	—	—
Transfers from Stage 3[2]	—	—	235	6	(235)	(6)	—	—
Transfers of financial instruments	(911)	14	558	(13)	353	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(14)	—	14	—	9	—	9
Change in economic scenarios[4]	—	(6)	—	—	—	(4)	—	(10)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	34,589	6	586	5	23	1	35,198	12
Redemptions, repayments and assets sold6 8	(20,975)	—	(3,125)	(20)	(652)	(21)	(24,752)	(41)
Changes in risk parameters and other movements[7]	(6,137)	1	49	(1)	21	10	(6,067)	10
Assets written off[6]	—	—	—	—	(66)	(15)	(66)	(15)
At 31 December 2025	163,834	11	15,041	69	1,464	57	180,339	137
Net movement in the period	6,566	1	(1,932)	(15)	(321)	(21)	4,313	(35)

ECL charge/(release) to the Income Statement		1		(15)		(6)		(20)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		41		41
Total ECL charge/(release) to the Income Statement		1		(15)		32		18

At 1 January 2024	161,163	24	17,997	110	2,028	108	181,188	242
Transfers from Stage 1 to Stage 2[2]	(9,873)	(1)	9,873	1	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	7,899	20	(7,899)	(20)	—	—	—	—
Transfers to Stage 3[2]	(230)	—	(524)	(7)	754	7	—	—
Transfers from Stage 3[2]	3	—	268	9	(271)	(9)	—	—
Transfers of financial instruments	(2,201)	19	1,718	(17)	483	(2)	—	—
Net ECL remeasurement on stage transfer[3]	—	(19)	—	31	—	15	—	27
Change in economic scenarios[4]	—	(15)	—	(29)	—	1	—	(43)
Change to ECL models	(1,859)	(3)	1,869	21	(10)	(37)	—	(19)
New lending and assets purchased5 8	21,758	4	315	3	33	1	22,106	8
Redemptions, repayments and assets sold6 8	(21,925)	(1)	(3,162)	(14)	(762)	(27)	(25,849)	(42)
Changes in risk parameters and other movements[7]	332	1	(1,764)	(21)	46	28	(1,386)	8
Assets written off[6]	—	—	—	—	(33)	(9)	(33)	(9)
At 31 December 2024	157,268	10	16,973	84	1,785	78	176,026	172
Net movement in the period	(3,895)	(14)	(1,024)	(26)	(243)	(30)	(5,162)	(70)

ECL (release)/charge to the Income Statement		(14)		(26)		(21)		(61)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		(14)		(26)		12		(28)
Loan modifications
Forbearance[1]
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	2025	2024
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	542	555
–Net modification loss	2	2
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	338	260
The balances at 31 December 2025 and 31 December 2024, analysed by their staging and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Reduced repayment plan	Total	Loss allowances
2025	£m	£m	£m	£m	£m	£m	£m
Stage 2	186	184	186	41	261	858	6
Stage 3	209	86	45	41	293	674	25
	395	270	231	82	554	1,532	31
Proportion of portfolio	0.2%	0.2%	0.1%	0.1%	0.3%	0.9%

2024
Stage 2	231	186	201	23	145	786	6
Stage 3	203	141	53	104	156	657	27
	434	327	254	127	301	1,443	33
Proportion of portfolio	0.3%	0.2%	0.2%	0.1%	0.2%	0.9%
1We base forbearance type on the first forbearance on the accounts.
At 31 December 2025, the proportion of the mortgage portfolio in forbearance was 0.9% (2024: 0.9%) and the proportion of accounts in forbearance for more than six months that had made their last six months’ contractual payments was 80% (2024: 83%). The weighted average LTV of all accounts in forbearance was 46%
(2024: 45%) compared to the weighted average portfolio LTV of 52% (2024: 51%).
At 31 December 2025, the carrying value of mortgages classified as multiple forbearance was £13m (2024: £9m).
2025 compared to 2024
In 2025, the proportion of the mortgage portfolio in forbearance remained flat. We completed the sale of £1.2bn of high RWA mortgage loans in Q3-25. As many of these loans were subject to forbearance, the sale caused a reduction in forbearance stock. This was offset by an increase in the stock of reduced repayment plans which were classified as forbearance from Q4-24.
Other loan modifications
Santander UK supports the Mortgage Charter which was published in July 2023. There were no modification gains or losses arising from the Mortgage Charter.
We made two customer support solutions available as part of the Mortgage Charter, allowing customers who are up to date with their payments to make interest-
only payments for six months or extend their mortgage term to reduce their monthly payments. The following table summarises such loan modifications.

	2025		2024
	Term Extension	Interest-only	Term Extension	Interest-only
	£m	£m	£m	£m
Stage 1	48	786	115	1,257
Stage 2	7	286	21	461
Stage 3	1	13	1	22
	56	1,085	137	1,740
There were no other loan modifications made in 2025 and 2024.
Portfolios of particular interest – Mortgages
Introduction
We are mainly a residential prime lender and we do not originate sub-prime or second charge mortgages. Despite that, some types of mortgages have higher risks and others stand out for different reasons. These are:

Product	Description
Interest-only loans
With an interest-only mortgage, the customer pays interest every month, but the principal is only required to be repaid at the end of the mortgage term. Some mortgages have a part that is interest-only, with the rest being a normal repayment mortgage.
We mitigate the risk from new interest-only mortgages by having lower maximum LTVs. For most applicants, the maximum LTV is 50%. For high net worth customers, it can be up to 75%. When a customer plans to repay their mortgage by selling the property, we require a minimum equity buffer of £300k. We also remind customers that they have to arrange to repay the principal at the end of the mortgage. We send them messages with their annual mortgage statements, and we contact them throughout the mortgage term to encourage them to tell us how they plan to repay. We increase the frequency of contact as the loan approaches maturity. If customers know they will not be able to repay their mortgage when it ends, or if their mortgage has already passed the date when it should have ended, we talk to them. If we think it is in their interests and they can afford it, we look at other ways to manage it, such as turning the mortgage into a repayment one and extending it. If the customer is waiting for their way to repay it, such as an investment plan, to mature, we may permit an extension.

Part interest-only, part repayment loans
Customers with part interest-only, part repayment mortgages still have to pay back a lump sum at the end of their mortgage for the interest-only part.
This means these loans have a higher credit risk as we depend on the customers to pay back a lump sum. We design new account LTV maximums to mitigate this risk. We also make sure the customer has a plausible repayment plan before we lend to them and stays on track for the loan term.
We mitigate the risk from these loans in similar ways to those we use for interest-only mortgages. The maximum LTV for new loans is 85%. For most applicants, up to 50% of that can be interest-only. For high net worth customers, it can be up to 75%. When a customer plans to repay the interest-
only element of their mortgage by selling the property, we require a minimum equity buffer of £300k. We manage communications and extension options in similar ways to those we use for interest-only mortgages.

Flexible loans
Flexible mortgages allow customers to pay more or less than their usual amount each month, or even to take ‘payment holidays’ when they pay nothing at all. There are conditions on when and how much customers can draw down, and they do not have to take or draw down the whole loan all at once. A customer can ask us to raise their credit limit, but that means we will go through our full credit approval process. We can also lower a customer’s credit limit at any time, so it never goes above 90% of the property’s current market value. We no longer offer flexible loans for new mortgages. This is an area of interest if any customers might be using these facilities to self-forbear, such as regularly drawing down small amounts.
We reflect signs that the credit risk has significantly increased in our ECL calculations.

Loans with an LTV >100%
In some cases, property prices have fallen, so mortgages we gave in the past with lower LTVs now have LTVs greater than 100%. Where the mortgage balance is more than the property is now worth, we cannot recover the full value of the loan by repossessing and selling the property.
This means there is a higher credit risk on these loans, so we monitor them as part of our assessment of ongoing portfolio performance.

Buy-to-Let (BTL) loans
We have specific policies for BTL and focus on non-professional landlords. We have prudent lending criteria and the maximum LTV is 75%. The first applicant must earn a minimum of £25,000 per year, and we require proof of income in all cases. We also use a BTL affordability rate as part of our lending assessment. This means that the rental income must cover the monthly mortgage interest payments by a prescribed amount when calculated using a stressed interest rate. We regularly review the prescribed amount and adjust it as needed.

Climate change
The value of property collateral for mortgages might be affected by physical risks, such as flood and subsidence risk, as well as transitional risks including evolving energy performance standards. We tested resilience through our in-house climate models in 2025 and assessed physical and transition risk to deliver granular insights. Our analysis indicated that while climate related risks have the potential to intensify other risk factors, we remain resilient within the context of the scenarios examined, supported by our stable average LTV ratio and the flood reinsurance scheme.
Credit performance (audited)

2025	Total	Stage 1	Stage 2	Stage 3	Stage 3 ratio	Properties in possession	Balance weighted LTV (indexed)
	£m	£m	£m	£m	%	£m	%
Mortgage portfolio	167,268	151,039	14,779	1,450	0.88	74	52
Of which: Portfolio of particular interest[1]
–Interest only	35,637	29,866	5,155	616	1.74	35	49
–Part interest-only, part repayment[2]	11,495	9,978	1,357	160	1.40	9	53
–Flexible	3,504	2,508	828	168	5.19	11	37
–LTV >100%	273	88	136	49	17.91	18	116
–Buy-to-let	15,287	14,166	1,070	51	0.33	4	59

2024
Mortgage portfolio	165,213	146,758	16,688	1,767	1.08	46	51
Of which: Portfolio of particular interest[1]
–Interest only	36,188	29,802	5,572	814	2.27	23	48
–Part interest-only, part repayment[2]	11,873	10,112	1,542	219	1.85	8	52
–Flexible	4,333	3,190	933	210	5.25	8	38
–LTV >100%	280	75	149	56	20.15	10	117
–Buy-to-let	14,931	13,672	1,204	55	0.37	2	59
1Where a loan falls into more than one category, we include it in all the categories that apply.
2Mortgage balance includes both the interest-only part of £8,769m (2024: £9,046m) and the non-interest-only part of the loan.
2025 compared to 2024
In 2025, the combined total proportion of interest-only loans, part interest-only, part repayment loans and flexible loans decreased to 30.3% (2024: 31.7%).
BTL mortgage balances increased by £0.4bn to £15.3bn (2024: £14.9bn) driven by our pivot to growth strategy and affordability improvements. In 2025, the balance weighted average LTV of mortgage total new BTL lending was 60% (2024: 59%).
Forbearance[1]
The balances at 31 December 2025 and 31 December 2024 were:

	Interest-only[2]	Flexible	LTV >100%	Buy-to-Let
2025	£m	£m	£m	£m
Total	239	43	8	18
–Stage 2	103	17	1	8
–Stage 3	136	26	7	10

2024
Total	272	56	9	18
–Stage 2	115	19	2	8
–Stage 3	157	37	7	10
1Where a loan falls into more than one category, we have included it in all the categories that apply.
2Comprises full interest-only loans and part interest-only, part repayment loans.
2025 compared to 2024
Mortgage forbearance stock reduced mainly due to portfolio sales and the improvement of our risk profile.
Retail & Business Banking: Everyday Banking – Credit Risk Review Credit performance (audited)
For credit performance details, see the Credit performance section in Santander UK Group level - Credit risk review. In addition, we monitor the following credit performance metrics that are specific to Everyday Banking:

	2025	2024
BBLS with 100% Government Guarantee (£bn)	0.6	1.1
% of credit card customers that repay balance in full each month (unaudited)	54%	56%
UPL average customer balance (£)	6,000	6,000
2025 compared to 2024
Business Banking loans continued to reduce due to the pay down of the Bounce Back Loans (BBL) portfolio.
Loan modifications
Forbearance
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	Credit cards	Overdrafts	Total
2025	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	18	13	31
–Net modification loss	12	4	16
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	1	—	1

2024
Financial assets modified in the period:
–Amortised cost before modification	14	9	23
–Net modification loss	18	6	24
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	2	1	3
The balances at 31 December 2025 and 31 December 2024 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2025	£m	£m	£m	£m	£m	£m
Total	6	1	70	26	97	103
–Stage 2	—	1	15	10	26	26
–Stage 3	6	—	55	16	71	77

2024
Total	3	2	57	22	81	84
–Stage 2	—	1	11	5	17	17
–Stage 3	3	1	46	17	64	67
Other loan modifications
There were no other loan modifications made in 2025.
CONSUMER FINANCE – CREDIT RISK REVIEW Credit performance (audited)
For credit performance details, see the Credit performance section in Santander UK Group level - Credit risk review. In addition, we monitor the following credit performance metrics that are specific to Consumer Finance:

	2025	2024
Consumer (auto) finance new business gross lending (£m)	2,029	1,593
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	13.8%	9.7%
% of lending collateralised on the vehicle	98%	95%
Average Consumer (auto) finance loan size (£)	19,551	16,045
2025 compared to 2024
In 2025, there was increased volume of new business, with larger quantities of electric vehicles and a marginal increase in the proportion of wholesale balances as a % of the loan book.
The risk profile was stable in terms of our credit scoring acceptance policies. The overall risk performance was good with the vast majority of customers paying.
Loan modifications (audited)
Forbearance
At 31 December 2025 the amount of forborne assets net of deferred income was £11m (2024: £5.4m).
Other loan modifications
There were no other loan modifications made in 2025.
The gross carrying amount of financial assets for which the ECL allowance changed to a 12-month measurement at 31 December 2025 was £2m (2024: £6m).
CORPORATE & COMMERCIAL BANKING – CREDIT RISK REVIEWMovement in total exposures and the corresponding ECL (audited)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 73 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	23,023	73	2,568	85	716	184	26,307	342
Transfers from Stage 1 to Stage 2[3]	(681)	(3)	681	3	—	—	—	—
Transfers from Stage 2 to Stage 1[3]	797	14	(797)	(14)	—	—	—	—
Transfers to Stage 3[3]	(32)	—	(291)	(12)	323	12	—	—
Transfers from Stage 3[3]	—	—	22	2	(22)	(2)	—	—
Transfers of financial instruments	84	11	(385)	(21)	301	10	—	—
Net ECL remeasurement on stage transfer[4]	—	(9)	—	12	—	44	—	47
Change in economic scenarios[2]	—	(2)	—	2	—	(1)	—	(1)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased[5]	11,687	14	207	2	6	3	11,900	19
Redemptions, repayments and assets sold[7]	(6,105)	(10)	(732)	(29)	(237)	(24)	(7,074)	(63)
Changes in risk parameters and other movements[6]	(3,756)	1	121	(7)	77	38	(3,558)	32
Assets written offs[7]	—	—	—	—	(214)	(53)	(214)	(53)
At 31 December 2025	24,933	78	1,779	44	649	201	27,361	323
Net movement in the period	1,910	5	(789)	(41)	(67)	17	1,054	(19)

ECL (release)/charge to the Income Statement		5		(41)		70		34
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		5		(41)		64		28

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	22,567	76	3,965	132	745	172	27,277	380
Transfers from Stage 1 to Stage 2[3]	(1,101)	(3)	1,101	3	—	—	—	—
Transfers from Stage 2 to Stage 1[3]	781	13	(781)	(13)	—	—	—	—
Transfers to Stage 3[3]	(84)	(1)	(230)	(12)	314	13	—	—
Transfers from Stage 3[3]	24	1	121	18	(145)	(19)	—	—
Transfers of financial instruments	(380)	10	211	(4)	169	(6)	—	—
Net ECL remeasurement on stage transfer[4]	—	(9)	—	(4)	—	54	—	41
Change in economic scenarios[2]	—	(3)	—	(7)	—	(1)	—	(11)
Change to ECL models	(222)	(2)	286	(11)	(64)	12	—	(1)
New lending and assets purchased[5]	8,485	20	552	21	118	29	9,155	70
Redemptions, repayments and assets sold[7]	(5,203)	(24)	(1,149)	(29)	(254)	(42)	(6,606)	(95)
Changes in risk parameters and other movements[6]	(2,224)	5	(1,297)	(13)	82	15	(3,439)	7
Assets written off[7]	—	—	—	—	(80)	(49)	(80)	(49)
At 31 December 2024	23,023	73	2,568	85	716	184	26,307	342
Net movement in the period	456	(3)	(1,397)	(47)	(29)	12	(970)	(38)

ECL (release)/charge to the Income Statement		(3)		(47)		61		11
Less: Discount unwind		—		—		(12)		(12)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		(3)		(47)		54		4
Rating distribution (audited)
These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other	Total[1]
2025	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	449	903	3,364	4,172	3,069	1,604	36	13,597
Commercial Real Estate	—	—	802	2,589	2,360	411	134	—	6,296
Social Housing	120	2,032	5,581	—	—	—	—	—	7,733
	120	2,481	7,286	5,953	6,532	3,480	1,738	36	27,626
Of which:
–Stage 1	120	2,481	7,278	5,910	6,219	2,710	444	36	25,198
–Stage 2	—	—	8	43	313	770	645	—	1,779
–Stage 3	—	—	—	—	—	—	649	—	649

2024
SME and mid corporate	—	253	723	3,170	4,295	3,013	1,589	82	13,125
Commercial Real Estate	—	—	567	1,913	2,460	620	309	—	5,869
Social Housing	13	1,983	5,868	—	—	—	—	—	7,864
	13	2,236	7,158	5,083	6,755	3,633	1,898	82	26,858
Of which:
–Stage 1	13	2,236	7,115	4,991	6,159	2,597	382	82	23,575
–Stage 2	—	—	43	92	596	1,036	800	—	2,567
–Stage 3	—	—	—	—	—	—	716	—	716
1Credit risk exposures include derivatives exposures. For invoice finance the credit risk exposures represent the full facility limit present on the credit agreement papers, a total limit before consideration of underlying collaterals and application of prepayment caps for any given point.
Geographical distribution (audited)
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead. At 31 December 2025 and 31 December 2024 this is mainly focused in the UK.
Credit risk mitigation (audited)

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2025	£m	£m	£m
SME and mid corporate	572	141	431
Commercial Real Estate	77	74	3
	649	215	434

2024
SME and mid corporate	639	209	430
Commercial Real Estate	77	71	6
	716	280	436
Credit performance (audited)
For credit performance details, see the Credit performance section in Santander UK Group level – Credit risk review.
Loan modifications
Forbearance
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	2025	2024
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	160	232
–Net modification loss	15	5
Financial assets modified in the period (multiple forbearance):
–Amortised cost before modification	126	145
–Net modification loss	3	7

Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	10	15
We only make forbearance arrangements for lending to customers. The balances at 31 December 2025 and 31 December 2024, analysed by their staging and the forbearance we applied, were:

	2025	2024
	£m	£m
Stock[1]
–Term extension	103	102
–Interest-only	193	229
–Other payment rescheduling	381	373
	677	704
Of which:
–Stage 1	—	40
–Stage 2	218	228
–Stage 3	459	436
	677	704
Proportion of portfolio	2.5%	2.6%
1We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.
CORPORATE CENTRE – CREDIT RISK REVIEWCommitted exposures
Rating distribution (audited)
Corporate Centre committed exposures mainly comprise Sovereign exposures and Structured Products (High Quality Liquid Assets, mainly Asset Backed
Securities and covered bonds) managed as part of our Eligible Liquidity Pool. These are low risk, high quality, investment grade exposures, the majority with a credit rating of 8 or 9 according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section).
Credit performance (audited)
For credit performance details, see the Credit performance section in Santander UK Group level – Credit risk review.
Loan modifications (audited)
There were no loan modifications made in 2025 and 2024.